Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 1	$ 0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 2	0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 3	1,498,971
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 4	0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 5	0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 6	34,483,100
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 7	0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 8	0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 9	35,382,895
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 10	0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 11	$ 0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 12	0.40
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 13	$ 0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 14	$ 0
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 15	0.40